Warrants - Schedule of Outstanding Warrants (Details) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Outstanding Warrants [Line Items]
Exercisable	407,171	1,793
May 2022 Warrants [Member]
Schedule of Outstanding Warrants [Line Items]
Warrant Term	May 27, 2027
Exercise Price	12,924
Exercisable	1,443
February 2026 warrants [Member]
Schedule of Outstanding Warrants [Line Items]
Warrant Term	Feb. 12, 2029
Exercise Price	4.9294
Exercisable	405,728
March 2021 Series A Warrants [Member]
Schedule of Outstanding Warrants [Line Items]
Warrant Term		Mar. 01, 2026
Exercise Price		34,743
Exercisable		233
March 2021 Series B Warrants [Member]
Schedule of Outstanding Warrants [Line Items]
Warrant Term		Mar. 01, 2026
Exercise Price		52,088
Exercisable		117
May 2022 warrants [Member]
Schedule of Outstanding Warrants [Line Items]
Warrant Term		May 27, 2027
Exercise Price		12,924
Exercisable		1,443